Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Balances and Transactions
15.	RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Amount due from related parties-current

	As of December 31,
	2014	2015
Hangzhou Alimama Technology Co., Ltd.	$—	$876
Shanghai Touch future Network Technology Co., Ltd.	—	299

Total	—	$1,175

(2)	Amount due to related parties-current

	As of December 31,
	2014	2015
Amount due to ordinary shareholders (i)	$6,450	$6,450
Alibaba Cloud Computing Ltd.	—	82

Total	$6,450	$6,532

(i)	The amount as of December 31, 2014 and 2015 represents the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 10 for repurchase of ordinary shares.

(3)	Sales to related parties

	For the years ended December 31,
	2013	2014	2015
Hangzhou Alimama Technology Co., Ltd. (ii)	$—	$—	$6,002

(ii)	The sales to Hangzhou Alimama Technology Co., Ltd. represented mobile marketing services provided.

(4)	Purchase from related parties

	For the years ended December 31,
	2013	2014	2015
Alibaba Cloud Computing Ltd. (iii)	$—	$—	$322

(iii)	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.